Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income Taxes

As of December 31, 2016 and 2015, significant components of the Company’s deferred tax assets were as follows:

	December 31,
	2016	2015
Net operating loss carryforwards	$3,356,000	$1,414,000
Stock-based compensation	2,016,000	1,131,000
Deferred rent	9,000	11,000
Accrued compensation due to related party	-	60,000
Depreciation	1,000	2,000
Total deferred tax assets	5,382,000	2,618,000
Valuation allowance	(5,382,000)	(2,618,000)
Net deferred tax assets	$-	$-

In assessing the potential realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the Company attaining future taxable income during the periods in which those temporary differences become deductible. As of December 31, 2016, management was unable to determine if it is more likely than not that the Company’s deferred tax assets will be realized, and has therefore recorded an appropriate valuation allowance against deferred tax assets at such dates.

No federal tax provision has been provided for the years ended December 31, 2016 and 2015, due to the losses incurred during the period. Prior to July 1, 2015, the Company operated as a limited liability company, and as such, all profits, losses, revenues, expenses and other income tax attributes were passed through to the limited liability company owners. Reconciled below is the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rates for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
U. S. federal statutory tax rate	(35.0)%	(35.0)%
Net losses passed through to owners while operating as a limited liability company	0.0%	18.5%
State taxes, net of Federal benefit	(6.0)%	(6.0)%
Change in valuation allowance	41.0%	22.5%
Effective tax rate	0.0%	0.0%

At December 31, 2016, the Company has available net operating loss carryforwards for federal income tax purposes of approximately $8,234,000 which, if not utilized earlier, will begin to expire in 2035. While the Company has not performed a formal analysis of the availability of its net operating loss carryforwards under Internal Revenue Code Sections 382 and 383, management expects that the Company’s ability to use its net operating loss carryforwards will be limited in future periods.